Financial Instruments - Summary of Currency Risk (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	$ (209,792)	$ (166,668)
Trades and other receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	956	1,403
Trades and other payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	(210,884)	(168,676)
Cash and cash equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	$ 136	$ 605